Segment Information - Schedule of Operating Segments (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	€ 302,924	€ 248,490
Adjusted EBITDA	81,356	72,395
IPO-related costs	(7,294)	(5,343)
Realized and unrealized FX gains / losses	(11,655)	(30,830)
Share-based compensation expenses	(3,591)
Other		(1,569)
EBITDA	58,817	34,654
Depreciation and amortization	(23,247)	(20,417)
Finance costs, net	(36,050)	(25,098)
Profit (loss) before tax	(480)	(10,861)
Total Reportable Segments
Disclosure of operating segments [line items]
Revenue	301,065	247,229
Adjusted EBITDA	86,874	74,212
Total Reportable Segments | Americas
Disclosure of operating segments [line items]
Revenue	181,453	159,799
Adjusted EBITDA	51,553	54,632
Total Reportable Segments | Europe
Disclosure of operating segments [line items]
Revenue	80,134	60,517
Adjusted EBITDA	23,137	13,492
Total Reportable Segments | APMA
Disclosure of operating segments [line items]
Revenue	39,478	26,913
Adjusted EBITDA	12,184	6,088
Corporate / Other
Disclosure of operating segments [line items]
Revenue	1,859	1,261
Adjusted EBITDA	€ (5,518)	€ (1,817)